SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SEGMENT REPORTING

NOTE 31 — SEGMENT REPORTING

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately. Discrete financial information is available for each segment, and segment performance is evaluated based on operating results. Adjustments to reconcile segment results to consolidated results are included under the caption “Intercompany” which eliminates the effect of transactions between the segments.

The Company’s business consists of two reportable business segments:

➢	Education — entrepreneur education, management consultancy and business development tools.

➢	Campus — resorts, retreats, and co-working cafes for entrepreneurs.

The detailed segment information of the Company is as follows:

	For the Six months Ended June 30
	2023			2022
	Education	Campus	Total	Education	Campus	Total
Revenues	$8,961,780	$2,833,934	$11,795,714	$3,452,519	$1,890,728	$5,343,247
Depreciation and amortization	$1,178,764	$30,008	$1,208,772	$252,530	$583,227	$835,757
Income/Loss from operations	$(9,417,704)	$254,613	$(9,163,091)	$(2,082,656)	$(889,852)	$(2,972,508)
Net Income/Loss	$(11,013,619)	$238,917	$(10,774,702)	$(2,075,692)	$(1,421,535)	$(3,497,227)
Interest Expense, net	$(1,944,787)	$(54,574)	$(1,999,361)	$(27,534)	$(71,764)	$(99,298)

	For the period ended June 30, 2023			For the Year ended December 31, 2022
	Education	Campus	Total	Education	Campus	Total
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property and equipment, net	$203,934	$—	$203,934	$563,131	$—	$563,131
Total Assets	$72,616,102	$2,785,765	$75,401,867	$88,120,390	$3,139,237	$91,259,627
Total Liabilities	$64,050,409	$5,211,673	$69,262,082	$71,656,141	$5,648,650	$77,304,791

NOTE 33 — SEGMENT REPORTING

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately. Discrete financial information is available for each segment, and segment performance is evaluated based on operating results. Adjustments to reconcile segment results to consolidated results are included under the caption “Intercompany” which eliminates the effect of transactions between the segments.

The Company’s business consists of two reportable business segments:

➢	Education — entrepreneur education, management consultancy and business development tools.

➢	Campus — resorts, retreats, and co-working cafes for entrepreneurs.

The detailed segment information of the Company is as follows:

	For the Years Ended December 31
	2022			2021
	Education	Campus	Total	Education	Campus	Total
Revenues	$13,555,495	$4,638,121	$18,193,616	$5,192,594	$3,102,210	$8,294,804
Depreciation and amortization(1)(2)	$1,245,215	$1,105,425	$2,350,640	$426,740	$1,148,173	$1,574,913
Loss from operations	$(31,836,870)	$(9,746,037)	$(41,582,907)	$(2,153,975)	$(2,014,509)	$(4,168,484)
Net Loss	$(45,358,626)	$(9,892,921)	$(55,251,547)	$(2,252,795)	$(2,365,255)	$(4,618,050)
Interest Expense, net	$(943,916)	$(368,560)	$(1,312,476)	$(98,819)	$(350,747)	$(449,566)
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property and equipment, net	$563,131	$—	$563,131	$15,442	$6,760,674	$6,776,116
Total Assets	$88,120,390	$3,139,237	$91,259,627	$5,122,967	$12,472,440	$17,595,407
Total Liabilities	$71,656,141	$5,648,650	$77,304,791	$3,589,315	$6,020,096	$9,609,411

(1)	Consists of $577,998 (2021-$426,740) of Education segment depreciation and amortization which is included in cost of revenue and $667,217 (2021-$0) which is included in operating expenses in the accompanying statements of operations

(2)	Consists of $590,228 (2021-$1,109,309) of Campus segment depreciation and amortization which is included in cost of revenue and $515,197 (2021-$38,864) which is included in operating expenses in the accompanying statements of operations

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2022			2021
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$12,792,087	$3,473,507	$16,265,594	$602	$8,476,791	$8,477,393
Asia / Pacific	24,799,301	4,112,755	28,912,056	—	2,120,102	2,120,102
North America / South America	21,831,530	—	21,831,530	501,750	—	501,750
	$59,422,918	$7,586,262	$67,009,180	$502,352	$10,596,893	$11,099,245

A summary of revenue by geographic location appears below:

	For the Years Ended December 31,
	2022			2021
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$3,857,193	$2,403,570	$6,260,763	$1,948,567	$1,554,828	$3,503,395
Asia / Pacific	2,073,866	2,234,551	4,308,417	1,795,863	1,547,382	3,343,245
North America / South America	7,624,436	-	7,624,436	1,448,164	—	1,448,164
	$13,555,495	$4,638,121	$18,193,616	$5,192,594	$3,102,210	$8,294,804